Non-Controlling Interest	12 Months Ended
Mar. 31, 2019
Non-controlling Interest
Non-Controlling Interest

37	NON-CONTROLLING INTERESTS

Details of subsidiary that have material non-controlling interests

The Group has a number of subsidiaries held directly and indirectly which operate and are incorporated around the world. Note 36 to the financial statements lists details of the major consolidated entities and the interests in these subsidiaries. The non-controlling interests that are material to the Group relate to Eros International Media Limited and its subsidiaries whose principal place of business is in India.

The table below shows the summarized financial information of Eros International Media Limited and its subsidiaries (EIML) as at March 31, 2019, non-controlling interests held an economic interest by virtue of shareholding of 37.61% (March 2018: 39.87%). The change in shareholding was due to exercise of 0.11% ESOP by employees and purchase of 2.37% shares from open market by Eros Worldwide FZ LLC, for the total cash consideration of $2,892. The summarized financial information represents amounts before inter-company eliminations.

	Year ended March 31
	(in thousands)
EIML	2019	2018
Current assets	$183,944	$152,997
Non-current assets	385,463	418,118
Current liabilities	(158,182)	(162,898)
Non-current liabilities	(53,210)	(65,582)
Total net assets attributable	$358,015	$342,635
Equity attributable to owners of the Group	$222,486	$204,907
Equity attributable to non-controlling interests	$135,529	$137,728

Revenue	$149,969	$151,887
Expenses	(114,709)	(118,858)
Profit for the year	$35,260	$33,029
Profit attributable to the owners of the Group	$21,846	$20,199
Profit attributable to non-controlling interests	$13,414	$12,830

Other comprehensive (loss)/income during the year	$(12,500)	$(612)
Total comprehensive income during the year	$22,760	$32,417
Total comprehensive income attributable to the owners of the Group	15,354	19,828
Total comprehensive income attributable to non-controlling interests	7,406	12,589

Net cash inflow from operating activities	$50,470	$49,096
Net cash outflow from investing activities	(37,729)	(55,755)
Net cash inflow from financing activities	(14,462)	6,707
Net cash (outflow)/inflow	$(1,721)	$48

No dividends were paid to non-controlling interests during the year ended March 31, 2019. (2018: Nil).